RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
joint venture
Disclosure of transactions between related parties [line items]
Amount of total cost for fleet	$ 11.7	$ 26.1